Share Capital (Tables)	12 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
Schedule of Share Capital
	June 30, 2026		June 30, 2025
	Number of		Number of
	shares	Amount	shares	Amount
		RM		RM
Issued and fully paid ordinary shares
As at end of the year	1,765,256	23,308,795	1,765,256	23,308,795